Schedule of Goodwill Assets (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Indefinite-Lived Intangible Assets [Line Items]
Goodwill net	$ 2,626,399	$ 2,626,399	$ 2,626,399	$ 656,348
Impairment of goodwill				(86,348)
Goodwill, net	2,626,000	2,626,000	2,626,399	2,626,399
Acquisitions				2,056,399
Muscle Maker Grill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill net	570,000	570,000	570,000	656,348
Impairment of goodwill				(86,348)
Goodwill, net	570,000	570,000	570,000	570,000
Acquisitions
Pokemoto [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill net	1,798,399	1,798,399	1,798,399
Impairment of goodwill
Goodwill, net	1,798,000	1,798,000	1,798,399	1,798,399
Acquisitions				1,798,399
Super Fit Food [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill net	258,000	258,000	258,000
Impairment of goodwill
Goodwill, net	$ 258,000	$ 258,000	258,000	258,000
Acquisitions				$ 258,000